Financial Instruments and Risk Management (Market Price Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / oz
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ (0.3)	$ 0.4
Market risk
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	1000.00%
Impact on other comprehensive income	$ 1.9	2.4
Gold Options | Market risk
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	10.00%
Impact on pre-tax earnings	$ 81.2	$ 81.2
Bottom of range | Gold Options | Market risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,629
Top of range | Gold Options | Market risk
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		2,039